Debt - ABL Credit Facility - Narrative (Details) - Atkore International - ABL Credit Facility - USD ($)	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Line of Credit
Debt Instrument [Line Items]
Aggregate commitments	$ 325,000,000	$ 325,000,000
Credit availability	$ 180,953,000	$ 206,917,000	$ 255,755,000
Borrowing base percentage of eligible accounts receivable	85.00%	85.00%
Borrowing base percentage of eligible inventory (plus)	80.00%	80.00%
Borrowing base percentage of inventory subject to certain limitations	85.00%
Borrowings outstanding		$ 0	$ 0
Line of Credit | LIBOR | Minimum
Debt Instrument [Line Items]
Applicable margin		1.50%
Line of Credit | LIBOR | Maximum
Debt Instrument [Line Items]
Applicable margin		2.00%
Line of Credit | Alternate Base Rate | Minimum
Debt Instrument [Line Items]
Applicable margin		0.50%
Line of Credit | Alternate Base Rate | Maximum
Debt Instrument [Line Items]
Applicable margin		1.00%
US Denominated Line of Credit | LIBOR | Minimum
Debt Instrument [Line Items]
Applicable margin	1.25%
US Denominated Line of Credit | LIBOR | Maximum
Debt Instrument [Line Items]
Applicable margin	1.75%
US Denominated Line of Credit | Alternate Base Rate | Minimum
Debt Instrument [Line Items]
Applicable margin	0.25%
US Denominated Line of Credit | Alternate Base Rate | Maximum
Debt Instrument [Line Items]
Applicable margin	0.75%
Canadian Denominated | Prime Rate | Minimum
Debt Instrument [Line Items]
Applicable margin	0.25%
Canadian Denominated | Prime Rate | Maximum
Debt Instrument [Line Items]
Applicable margin	0.75%
Canadian Denominated | Bankers Acceptance Rate | Minimum
Debt Instrument [Line Items]
Applicable margin	1.25%
Canadian Denominated | Bankers Acceptance Rate | Maximum
Debt Instrument [Line Items]
Applicable margin	1.75%